Investment Strategy	Apr. 30, 2026
Invesco QQQ Hedged Advantage ETF | Invesco QQQ Hedged Advantage ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
1.
The following disclosure replaces similar disclosure in the sections titled Principal Investment Strategies of the Funds’ Summary Prospectuses and the sections titled Summary Information – Principal Investment Strategies and Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies of the Funds’ Statutory Prospectuses:
Nasdaq, Inc. compiles, maintains and calculates the Index, which includes securities of 100 of the largest domestic and international non-financial companies listed on U.S. Nasdaq-affiliated listing exchanges based on market capitalization.
Please Retain This Supplement For Future Reference.

Invesco QQQ Income Advantage ETF | Invesco QQQ Income Advantage ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
1.
The following disclosure replaces similar disclosure in the sections titled Principal Investment Strategies of the Funds’ Summary Prospectuses and the sections titled Summary Information – Principal Investment Strategies and Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies of the Funds’ Statutory Prospectuses:
Nasdaq, Inc. compiles, maintains and calculates the Index, which includes securities of 100 of the largest domestic and international non-financial companies listed on U.S. Nasdaq-affiliated listing exchanges based on market capitalization.
Please Retain This Supplement For Future Reference.